Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Collateralized Loan Obligations - 98.1%
AGL CLO 7 Ltd. 2020-7A DR, ICE LIBOR USD 3 Month + 3.1000%, 3.3413%,
7/15/34 (144A)
‡
$ 250,000 $ 250,391
Apidos CLO XXIII Ltd. 2015-23A DR, ICE LIBOR USD 3 Month + 2.9500%,
3.1913%, 4/15/33 (144A)
‡
950,000 950,245
Ares XLI CLO Ltd. 2016-41A DR, ICE LIBOR USD 3 Month + 3.0000%, 3.2413%,
4/15/34 (144A)
‡
1,250,000 1,245,339
BlueMountain CLO Ltd. 2015-4A DR, ICE LIBOR USD 3 Month + 2.9500%,
3.2040%, 4/20/30 (144A)
‡
415,000 403,752
BlueMountain CLO XXVI Ltd. 2019-26A D2R, ICE LIBOR USD 3 Month +
4.3700%, 4.6240%, 10/20/34 (144A)
‡
1,250,000 1,235,951
BlueMountain CLO XXXI Ltd. 2021-31A D, ICE LIBOR USD 3 Month + 3.0000%,
3.2480%, 4/19/34 (144A)
‡
1,250,000 1,237,044
Boyce Park CLO Ltd. 2022-1A D, SOFR + 3.1000%, 0.0000%, 4/21/35 (144A)
‡
1,500,000 1,500,000
Carlyle Global Market Strategies CLO Ltd. 2014-5A DRR, ICE LIBOR USD 3
Month + 3.1500%, 3.3913%, 7/15/31 (144A)
‡
1,000,000 978,499
CBAM Ltd. 2019-10A E, ICE LIBOR USD 3 Month + 7.0000%, 7.2540%, 4/20/32
(144A)
‡
600,000 593,410
CBAM Ltd. 2021-14A D, ICE LIBOR USD 3 Month + 3.1000%, 3.3540%, 4/20/34
(144A)
‡
300,000 298,450
Cedar Funding VI CLO Ltd. 2016-6A DRR, ICE LIBOR USD 3 Month + 3.3100%,
3.5640%, 4/20/34 (144A)
‡
1,000,000 1,000,829
CIFC Funding Ltd. 2015-3A DR, ICE LIBOR USD 3 Month + 2.5000%, 2.7480%,
4/19/29 (144A)
‡
1,500,000 1,474,901
CIFC Funding Ltd. 2017-1A E, ICE LIBOR USD 3 Month + 6.3500%, 6.6051%,
4/23/29 (144A)
‡
740,000 733,658
CIFC Funding Ltd. 2014-5A DR2, ICE LIBOR USD 3 Month + 3.4000%, 3.6413%,
10/17/31 (144A)
‡
1,750,000 1,750,576
CIFC Funding Ltd. 2019-1A DR, ICE LIBOR USD 3 Month + 3.1000%, 3.3540%,
4/20/32 (144A)
‡
1,000,000 1,001,586
Dryden 37 Senior Loan Fund 2015-37A DR, ICE LIBOR USD 3 Month +
2.5000%, 2.7413%, 1/15/31 (144A)
‡
1,500,000 1,478,541
Dryden 40 Senior Loan Fund 2015-40A ER, ICE LIBOR USD 3 Month +
5.7500%, 5.9060%, 8/15/31 (144A)
‡
800,000 774,384
Dryden 80 CLO Ltd. 2019-80A DR, CME Term SOFR 3 Month + 3.1000%,
0.0000%, 1/17/33 (144A)
‡
1,000,000 1,000,000
Gilbert Park CLO Ltd. 2017-1A D, ICE LIBOR USD 3 Month + 2.9500%, 3.1913%,
10/15/30 (144A)
‡
1,000,000 1,000,012
GoldenTree Loan Opportunities IX Ltd. 2014-9A DR2, ICE LIBOR USD 3 Month +
3.0000%, 3.2990%, 10/29/29 (144A)
‡
1,250,000 1,246,804
GoldenTree Loan Opportunities XII Ltd. 2016-12A ER, ICE LIBOR USD 3 Month +
5.4000%, 5.6551%, 7/21/30 (144A)
‡
250,000 243,271
Greywolf CLO V Ltd. 2015-1A CR, ICE LIBOR USD 3 Month + 3.0000%,
3.2577%, 1/27/31 (144A)
‡
1,000,000 991,284
Highbridge Loan Management 3A-2014 CR, ICE LIBOR USD 3 Month +
3.6000%, 3.8413%, 7/18/29 (144A)
‡
900,000 898,132
Jamestown CLO XI Ltd. 2018-11A C, ICE LIBOR USD 3 Month + 3.2500%,
3.4884%, 7/14/31 (144A)
‡
1,000,000 1,000,089
KKR CLO 27 Ltd. 27A DR, CME Term SOFR 3 Month + 3.2500%, 0.0000%,
10/15/32 (144A)
‡
1,250,000 1,250,000
LCM 29 Ltd. 29A DR, ICE LIBOR USD 3 Month + 3.4000%, 3.6413%, 4/15/31
(144A)
‡
1,000,000 1,000,035
LCM 30 Ltd. 30A DR, ICE LIBOR USD 3 Month + 3.0000%, 3.2540%, 4/20/31
(144A)
‡
435,000 432,169
Madison Park Funding XXI Ltd. 2016-21A C2RR, ICE LIBOR USD 3 Month +
5.1500%, 5.3913%, 10/15/32 (144A)
‡
1,000,000 1,003,137

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Madison Park Funding XXVI Ltd. 2017-26A DR, ICE LIBOR USD 3 Month +
3.0000%, 3.2990%, 7/29/30 (144A)
‡
$ 1,250,000 $ 1,245,985
Madison Park Funding XXX Ltd. 2018-30A D, ICE LIBOR USD 3 Month +
2.5000%, 2.7413%, 4/15/29 (144A)
‡
622,900 616,210
Octagon 54 Ltd. 2021-1A D, ICE LIBOR USD 3 Month + 3.0500%, 3.2913%,
7/15/34 (144A)
‡
250,000 250,176
Octagon Investment Partners XVI Ltd. 2013-1A DR, ICE LIBOR USD 3 Month +
3.0000%, 3.2413%, 7/17/30 (144A)
‡
1,000,000 996,018
Palmer Square Loan Funding Ltd. 2019-2A E, ICE LIBOR USD 3 Month +
6.7500%, 7.0040%, 4/20/27 (144A)
‡
250,000 250,302
Palmer Square Loan Funding Ltd. 2019-4A D, ICE LIBOR USD 3 Month +
5.9000%, 6.1589%, 10/24/27 (144A)
‡
250,000 250,348
Park Avenue Institutional Advisers CLO Ltd. 2019-2A CR, ICE LIBOR USD 3
Month + 3.5000%, 3.7413%, 10/15/34 (144A)
‡
1,250,000 1,251,022
Race Point VIII CLO Ltd. 2013-8A DR2, ICE LIBOR USD 3 Month + 3.5000%,
3.6596%, 2/20/30 (144A)
‡
750,000 750,107
Regatta XX Funding Ltd. 2021-2A D, ICE LIBOR USD 3 Month + 3.1000%,
3.3413%, 10/15/34 (144A)
‡
250,000 249,998
Sound Point CLO XXI Ltd. 2018-3A C, ICE LIBOR USD 3 Month + 3.3000%,
3.5671%, 10/26/31 (144A)
‡
800,000 785,033
Symphony CLO XV Ltd. 2014-15A DR2, ICE LIBOR USD 3 Month + 4.0000%,
4.2413%, 1/17/32 (144A)
‡
500,000 500,599
TCI-Flatiron CLO Ltd. 2017-1A D, ICE LIBOR USD 3 Month + 2.7500%, 2.9079%,
11/18/30 (144A)
‡
1,000,000 998,931
TCW CLO Ltd. 2018-1A D, ICE LIBOR USD 3 Month + 2.9100%, 3.1677%,
4/25/31 (144A)
‡
1,210,000 1,203,357
THL Credit Wind River CLO Ltd. 2018-1A D, ICE LIBOR USD 3 Month +
2.9000%, 3.1413%, 7/15/30 (144A)
‡
1,000,000 991,532
THL Credit Wind River CLO Ltd. 2018-3A D, ICE LIBOR USD 3 Month +
2.9500%, 3.2040%, 1/20/31 (144A)
‡
500,000 497,671
Venture 31 CLO Ltd. 2018-31A D, ICE LIBOR USD 3 Month + 2.8200%, 3.0740%,
4/20/31 (144A)
‡
1,250,000 1,207,796
Whitebox CLO II Ltd. 2020-2A DR, ICE LIBOR USD 3 Month + 3.3500%,
3.6089%, 10/24/34 (144A)
‡
250,000 250,250
Total Collateralized Loan Obligations (cost $39,320,597) 39,267,824
Exchange Traded Fund - 4.7%
Janus Henderson AAA CLO ETF
£
(cost $1,895,309) 37,549 1,895,474
Investment Companies - 6.4%
Money Market Funds - 6.4%
Federated Hermes Government Obligations Tax-Managed Fund, 0.0100%
∞
(cost
$2,560,239) 2,560,239 2,560,239
Total Investments (total cost $43,776,145 ) - 109.2% 43,723,537
Liabilities, net of Cash, Receivables and Other Assets - (9.2%) (3,682,881)
Net Assets - 100.0% $40,040,656
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 43,723,537 100.0%
– –

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2022

Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
1/31/22
Exchange Traded Fund - 4.7%
Janus Henderson AAA CLO ETF $ – $ – $ 165 $ 1,895,474
Market Value
at 1/11/22 Purchases Sales
Market Value
at 1/31/22
Exchange Traded Fund - 4.7%
Janus Henderson AAA CLO ETF $ – $ 1,895,309 $ – $ 1,895,474

Janus Henderson B-BBB CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2022

ETF Exchange Traded Fund
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of January 31, 2022.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of January 31, 2022
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2022 is $39,267,824 which represents 98.1% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 39,267,824 $ —
Exchange Traded Fund 1,895,474 — —
Investment Companies 2,560,239 — —
Total Assets $ 4,455,713 $ 39,267,824 $ —

Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation Procedures.
Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70446 03-22